Right-of-use assets and Lease liabilities (Details 4) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 46,519	$ 25,546	$ 25,546
Lease Liabilities At Nominal Amount [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	60,048	28,205
Lease Liabilities At Nominal Amount [Member] | SQM Salar SA [Member] | Empresa Constructora Contex Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	4,857	0
Lease Liabilities At Nominal Amount [Member] | SQM Salar SA [Member] | Maquinarias Industriales Astudillo Hermanos Ltda. [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,234
Lease Liabilities At Nominal Amount [Member] | SQM Salar SA [Member] | Transportes Construccin y Servicios Cribach Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Lease Liabilities At Nominal Amount [Member] | SQM Salar SA [Member] | SKM Industrial Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	337
Lease Liabilities At Nominal Amount [Member] | SQM Salar SA [Member] | MaquinariasIndustrialesAstudilloHermanosLtda.One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	563
Lease Liabilities At Nominal Amount [Member] | SQM Salar SA [Member] | Sociedad Inmobiliaria Amaru SpA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	98
Lease Liabilities At Nominal Amount [Member] | SQM Salar SA [Member] | MaquinariasIndustrialesAstudilloHermanosLtda.Two [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	106
Lease Liabilities At Nominal Amount [Member] | SQM Salar SA [Member] | Ameco Chile SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Lease Liabilities At Nominal Amount [Member] | SQM Industrial SA [Member] | El Trovador SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	13,364	15,229
Lease Liabilities At Nominal Amount [Member] | SQM Industrial SA [Member] | Sociedad Comercial Grandleasing Chile Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,141	1,861
Lease Liabilities At Nominal Amount [Member] | SQM Industrial SA [Member] | Jungheinrich Rentalif SPA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	216
Lease Liabilities At Nominal Amount [Member] | SQM Industrial SA [Member] | Technofast [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Nominal Amount [Member] | SQM Nitratos SA [Member] | Jungheinrich Rentalif SPA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	134
Lease Liabilities At Nominal Amount [Member] | SQM S.A. [Member] | Jungheinrich Rentalif SPA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	145
Lease Liabilities At Nominal Amount [Member] | Soquimich Comercial S.A. [Member] | Containers Operators S A [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Nominal Amount [Member] | Soquimich Comercial S.A. [Member] | SAAM Logistics SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Lease Liabilities At Nominal Amount [Member] | Soquimich Comercial S.A. [Member] | Muelles de Penco SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	96	262
Lease Liabilities At Nominal Amount [Member] | Soquimich Comercial S.A. [Member] | Muelles de Penco SA One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	104	281
Lease Liabilities At Nominal Amount [Member] | Soquimich Comercial S.A. [Member] | Inmobiliaria Chincui SPA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	3,399	4,027
Lease Liabilities At Nominal Amount [Member] | Soquimich Comercial S.A. [Member] | Compaa de Leasing Tattersall SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	581	0
Lease Liabilities At Nominal Amount [Member] | SQM North America Corp. [Member] | Paces West LL [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,217	1,440
Lease Liabilities At Nominal Amount [Member] | SQM North America Corp. [Member] | Hawkins Nunmber One LLC [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	224	353
Lease Liabilities At Nominal Amount [Member] | SQM North America Corp. [Member] | Deep South Equipment Company [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	6
Lease Liabilities At Nominal Amount [Member] | SQM North America Corp. [Member] | TennantSouth [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	3
Lease Liabilities At Nominal Amount [Member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Onni Ensenada SA de CV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,545	1,940
Lease Liabilities At Nominal Amount [Member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	65	144
Lease Liabilities At Nominal Amount [Member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	24	52
Lease Liabilities At Nominal Amount [Member] | SQM Europe N.V. [Member] | Straatsburgdok NV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,859	2,268
Lease Liabilities At Nominal Amount [Member] | SQM Australia PTY [Member] | The trust Company Australia Pty Ltd [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		11
Lease Liabilities At Nominal Amount [Member] | SQM Australia PTY [Member] | Ausco Modular Pty Limited [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	15
Lease Liabilities At Nominal Amount [Member] | SQM Australia PTY [Member] | Western Australian Land Authority [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	28,903
Lease Liabilities At Nominal Amount [Member] | SQM Colombia S.A.S. [Member] | Mareauto Colombia S.A.S. [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	6
Lease Liabilities At Nominal Amount [Member] | SQM Colombia S.A.S. [Member] | Renting Colombia S.A. [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	15
Lease Liabilities At Nominal Amount [Member] | SQM Colombia S.A.S. [Member] | Renting Colombia S.a.One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	21
Lease Liabilities At Nominal Amount [Member] | Orcoma Estudios SPA [Member] | Obispado de Iquique [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	65
Lease Liabilities At Nominal Amount [Member] | Orcoma Estudios SPA [Member] | Comunidad Indgena Aymara Pueblo de Pisiga Choque [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	8
Lease Liabilities At Nominal Amount [Member] | Orcoma Estudios SPA [Member] | Ruth del Carmen Cortez Maturana [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	34
Lease Liabilities At Nominal Amount [Member] | Later than one year and not later than two years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	16,636	9,833
Lease Liabilities At Nominal Amount [Member] | Later than one year and not later than two years [member] | SQM Salar SA [Member] | Empresa Constructora Contex Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	4,317	0
Lease Liabilities At Nominal Amount [Member] | Later than one year and not later than two years [member] | SQM Salar SA [Member] | Maquinarias Industriales Astudillo Hermanos Ltda. [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	800
Lease Liabilities At Nominal Amount [Member] | Later than one year and not later than two years [member] | SQM Salar SA [Member] | Transportes Construccin y Servicios Cribach Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Lease Liabilities At Nominal Amount [Member] | Later than one year and not later than two years [member] | SQM Salar SA [Member] | SKM Industrial Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	337
Lease Liabilities At Nominal Amount [Member] | Later than one year and not later than two years [member] | SQM Salar SA [Member] | MaquinariasIndustrialesAstudilloHermanosLtda.One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	386
Lease Liabilities At Nominal Amount [Member] | Later than one year and not later than two years [member] | SQM Salar SA [Member] | Sociedad Inmobiliaria Amaru SpA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	98
Lease Liabilities At Nominal Amount [Member] | Later than one year and not later than two years [member] | SQM Salar SA [Member] | MaquinariasIndustrialesAstudilloHermanosLtda.Two [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	62
Lease Liabilities At Nominal Amount [Member] | Later than one year and not later than two years [member] | SQM Salar SA [Member] | Ameco Chile SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Lease Liabilities At Nominal Amount [Member] | Later than one year and not later than two years [member] | SQM Industrial SA [Member] | El Trovador SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	3,730	3,730
Lease Liabilities At Nominal Amount [Member] | Later than one year and not later than two years [member] | SQM Industrial SA [Member] | Sociedad Comercial Grandleasing Chile Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,141	1,441
Lease Liabilities At Nominal Amount [Member] | Later than one year and not later than two years [member] | SQM Industrial SA [Member] | Jungheinrich Rentalif SPA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	216
Lease Liabilities At Nominal Amount [Member] | Later than one year and not later than two years [member] | SQM Industrial SA [Member] | Technofast [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Nominal Amount [Member] | Later than one year and not later than two years [member] | SQM Nitratos SA [Member] | Jungheinrich Rentalif SPA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	134
Lease Liabilities At Nominal Amount [Member] | Later than one year and not later than two years [member] | SQM S.A. [Member] | Jungheinrich Rentalif SPA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	145
Lease Liabilities At Nominal Amount [Member] | Later than one year and not later than two years [member] | Soquimich Comercial S.A. [Member] | Containers Operators S A [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Nominal Amount [Member] | Later than one year and not later than two years [member] | Soquimich Comercial S.A. [Member] | SAAM Logistics SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Lease Liabilities At Nominal Amount [Member] | Later than one year and not later than two years [member] | Soquimich Comercial S.A. [Member] | Muelles de Penco SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	96	262
Lease Liabilities At Nominal Amount [Member] | Later than one year and not later than two years [member] | Soquimich Comercial S.A. [Member] | Muelles de Penco SA One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	104	281
Lease Liabilities At Nominal Amount [Member] | Later than one year and not later than two years [member] | Soquimich Comercial S.A. [Member] | Inmobiliaria Chincui SPA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,255	1,255
Lease Liabilities At Nominal Amount [Member] | Later than one year and not later than two years [member] | Soquimich Comercial S.A. [Member] | Compaa de Leasing Tattersall SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	465	0
Lease Liabilities At Nominal Amount [Member] | Later than one year and not later than two years [member] | SQM North America Corp. [Member] | Paces West LL [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	465	452
Lease Liabilities At Nominal Amount [Member] | Later than one year and not later than two years [member] | SQM North America Corp. [Member] | Hawkins Nunmber One LLC [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	224	263
Lease Liabilities At Nominal Amount [Member] | Later than one year and not later than two years [member] | SQM North America Corp. [Member] | Deep South Equipment Company [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	6
Lease Liabilities At Nominal Amount [Member] | Later than one year and not later than two years [member] | SQM North America Corp. [Member] | TennantSouth [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	3
Lease Liabilities At Nominal Amount [Member] | Later than one year and not later than two years [member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Onni Ensenada SA de CV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	789	789
Lease Liabilities At Nominal Amount [Member] | Later than one year and not later than two years [member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	65	144
Lease Liabilities At Nominal Amount [Member] | Later than one year and not later than two years [member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	24	52
Lease Liabilities At Nominal Amount [Member] | Later than one year and not later than two years [member] | SQM Europe N.V. [Member] | Straatsburgdok NV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	844	816
Lease Liabilities At Nominal Amount [Member] | Later than one year and not later than two years [member] | SQM Australia PTY [Member] | The trust Company Australia Pty Ltd [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		11
Lease Liabilities At Nominal Amount [Member] | Later than one year and not later than two years [member] | SQM Australia PTY [Member] | Ausco Modular Pty Limited [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	15
Lease Liabilities At Nominal Amount [Member] | Later than one year and not later than two years [member] | SQM Australia PTY [Member] | Western Australian Land Authority [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,184
Lease Liabilities At Nominal Amount [Member] | Later than one year and not later than two years [member] | SQM Colombia S.A.S. [Member] | Mareauto Colombia S.A.S. [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	6
Lease Liabilities At Nominal Amount [Member] | Later than one year and not later than two years [member] | SQM Colombia S.A.S. [Member] | Renting Colombia S.A. [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	15
Lease Liabilities At Nominal Amount [Member] | Later than one year and not later than two years [member] | SQM Colombia S.A.S. [Member] | Renting Colombia S.a.One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	21
Lease Liabilities At Nominal Amount [Member] | Later than one year and not later than two years [member] | Orcoma Estudios SPA [Member] | Obispado de Iquique [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	10
Lease Liabilities At Nominal Amount [Member] | Later than one year and not later than two years [member] | Orcoma Estudios SPA [Member] | Comunidad Indgena Aymara Pueblo de Pisiga Choque [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	8
Lease Liabilities At Nominal Amount [Member] | Later than one year and not later than two years [member] | Orcoma Estudios SPA [Member] | Ruth del Carmen Cortez Maturana [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	8
Lease Liabilities At Nominal Amount [Member] | Later than two years and not later than three years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	14,332	11,207
Lease Liabilities At Nominal Amount [Member] | Later than two years and not later than three years [member] | SQM Salar SA [Member] | Empresa Constructora Contex Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	540	0
Lease Liabilities At Nominal Amount [Member] | Later than two years and not later than three years [member] | SQM Salar SA [Member] | Maquinarias Industriales Astudillo Hermanos Ltda. [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	434
Lease Liabilities At Nominal Amount [Member] | Later than two years and not later than three years [member] | SQM Salar SA [Member] | Transportes Construccin y Servicios Cribach Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Lease Liabilities At Nominal Amount [Member] | Later than two years and not later than three years [member] | SQM Salar SA [Member] | SKM Industrial Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Nominal Amount [Member] | Later than two years and not later than three years [member] | SQM Salar SA [Member] | MaquinariasIndustrialesAstudilloHermanosLtda.One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	177
Lease Liabilities At Nominal Amount [Member] | Later than two years and not later than three years [member] | SQM Salar SA [Member] | Sociedad Inmobiliaria Amaru SpA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Nominal Amount [Member] | Later than two years and not later than three years [member] | SQM Salar SA [Member] | MaquinariasIndustrialesAstudilloHermanosLtda.Two [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	44
Lease Liabilities At Nominal Amount [Member] | Later than two years and not later than three years [member] | SQM Salar SA [Member] | Ameco Chile SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Lease Liabilities At Nominal Amount [Member] | Later than two years and not later than three years [member] | SQM Industrial SA [Member] | El Trovador SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	5,594	5,594
Lease Liabilities At Nominal Amount [Member] | Later than two years and not later than three years [member] | SQM Industrial SA [Member] | Sociedad Comercial Grandleasing Chile Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	420
Lease Liabilities At Nominal Amount [Member] | Later than two years and not later than three years [member] | SQM Industrial SA [Member] | Jungheinrich Rentalif SPA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Nominal Amount [Member] | Later than two years and not later than three years [member] | SQM Industrial SA [Member] | Technofast [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Nominal Amount [Member] | Later than two years and not later than three years [member] | SQM Nitratos SA [Member] | Jungheinrich Rentalif SPA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Nominal Amount [Member] | Later than two years and not later than three years [member] | SQM S.A. [Member] | Jungheinrich Rentalif SPA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Nominal Amount [Member] | Later than two years and not later than three years [member] | Soquimich Comercial S.A. [Member] | Containers Operators S A [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Nominal Amount [Member] | Later than two years and not later than three years [member] | Soquimich Comercial S.A. [Member] | SAAM Logistics SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Lease Liabilities At Nominal Amount [Member] | Later than two years and not later than three years [member] | Soquimich Comercial S.A. [Member] | Muelles de Penco SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Nominal Amount [Member] | Later than two years and not later than three years [member] | Soquimich Comercial S.A. [Member] | Muelles de Penco SA One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Nominal Amount [Member] | Later than two years and not later than three years [member] | Soquimich Comercial S.A. [Member] | Inmobiliaria Chincui SPA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,883	1,883
Lease Liabilities At Nominal Amount [Member] | Later than two years and not later than three years [member] | Soquimich Comercial S.A. [Member] | Compaa de Leasing Tattersall SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	116	0
Lease Liabilities At Nominal Amount [Member] | Later than two years and not later than three years [member] | SQM North America Corp. [Member] | Paces West LL [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	752	730
Lease Liabilities At Nominal Amount [Member] | Later than two years and not later than three years [member] | SQM North America Corp. [Member] | Hawkins Nunmber One LLC [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	90
Lease Liabilities At Nominal Amount [Member] | Later than two years and not later than three years [member] | SQM North America Corp. [Member] | Deep South Equipment Company [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Nominal Amount [Member] | Later than two years and not later than three years [member] | SQM North America Corp. [Member] | TennantSouth [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Nominal Amount [Member] | Later than two years and not later than three years [member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Onni Ensenada SA de CV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	756	1,151
Lease Liabilities At Nominal Amount [Member] | Later than two years and not later than three years [member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Nominal Amount [Member] | Later than two years and not later than three years [member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Nominal Amount [Member] | Later than two years and not later than three years [member] | SQM Europe N.V. [Member] | Straatsburgdok NV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,015	1,339
Lease Liabilities At Nominal Amount [Member] | Later than two years and not later than three years [member] | SQM Australia PTY [Member] | The trust Company Australia Pty Ltd [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Lease Liabilities At Nominal Amount [Member] | Later than two years and not later than three years [member] | SQM Australia PTY [Member] | Ausco Modular Pty Limited [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Nominal Amount [Member] | Later than two years and not later than three years [member] | SQM Australia PTY [Member] | Western Australian Land Authority [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	2,995
Lease Liabilities At Nominal Amount [Member] | Later than two years and not later than three years [member] | SQM Colombia S.A.S. [Member] | Mareauto Colombia S.A.S. [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Nominal Amount [Member] | Later than two years and not later than three years [member] | SQM Colombia S.A.S. [Member] | Renting Colombia S.A. [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Nominal Amount [Member] | Later than two years and not later than three years [member] | SQM Colombia S.A.S. [Member] | Renting Colombia S.a.One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Nominal Amount [Member] | Later than two years and not later than three years [member] | Orcoma Estudios SPA [Member] | Obispado de Iquique [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	14
Lease Liabilities At Nominal Amount [Member] | Later than two years and not later than three years [member] | Orcoma Estudios SPA [Member] | Comunidad Indgena Aymara Pueblo de Pisiga Choque [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Nominal Amount [Member] | Later than two years and not later than three years [member] | Orcoma Estudios SPA [Member] | Ruth del Carmen Cortez Maturana [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	12
Lease Liabilities At Nominal Amount [Member] | Later than three years and not later than four years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	29,080	7,165
Lease Liabilities At Nominal Amount [Member] | Later than three years and not later than four years [member] | SQM Salar SA [Member] | Empresa Constructora Contex Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Nominal Amount [Member] | Later than three years and not later than four years [member] | SQM Salar SA [Member] | Maquinarias Industriales Astudillo Hermanos Ltda. [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Nominal Amount [Member] | Later than three years and not later than four years [member] | SQM Salar SA [Member] | Transportes Construccin y Servicios Cribach Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Lease Liabilities At Nominal Amount [Member] | Later than three years and not later than four years [member] | SQM Salar SA [Member] | SKM Industrial Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Nominal Amount [Member] | Later than three years and not later than four years [member] | SQM Salar SA [Member] | MaquinariasIndustrialesAstudilloHermanosLtda.One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Nominal Amount [Member] | Later than three years and not later than four years [member] | SQM Salar SA [Member] | Sociedad Inmobiliaria Amaru SpA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Nominal Amount [Member] | Later than three years and not later than four years [member] | SQM Salar SA [Member] | MaquinariasIndustrialesAstudilloHermanosLtda.Two [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Nominal Amount [Member] | Later than three years and not later than four years [member] | SQM Salar SA [Member] | Ameco Chile SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Lease Liabilities At Nominal Amount [Member] | Later than three years and not later than four years [member] | SQM Industrial SA [Member] | El Trovador SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	4,040	5,905
Lease Liabilities At Nominal Amount [Member] | Later than three years and not later than four years [member] | SQM Industrial SA [Member] | Sociedad Comercial Grandleasing Chile Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Nominal Amount [Member] | Later than three years and not later than four years [member] | SQM Industrial SA [Member] | Jungheinrich Rentalif SPA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Nominal Amount [Member] | Later than three years and not later than four years [member] | SQM Industrial SA [Member] | Technofast [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Nominal Amount [Member] | Later than three years and not later than four years [member] | SQM Nitratos SA [Member] | Jungheinrich Rentalif SPA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Nominal Amount [Member] | Later than three years and not later than four years [member] | SQM S.A. [Member] | Jungheinrich Rentalif SPA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Nominal Amount [Member] | Later than three years and not later than four years [member] | Soquimich Comercial S.A. [Member] | Containers Operators S A [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Nominal Amount [Member] | Later than three years and not later than four years [member] | Soquimich Comercial S.A. [Member] | SAAM Logistics SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Lease Liabilities At Nominal Amount [Member] | Later than three years and not later than four years [member] | Soquimich Comercial S.A. [Member] | Muelles de Penco SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Nominal Amount [Member] | Later than three years and not later than four years [member] | Soquimich Comercial S.A. [Member] | Muelles de Penco SA One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Nominal Amount [Member] | Later than three years and not later than four years [member] | Soquimich Comercial S.A. [Member] | Inmobiliaria Chincui SPA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	261	889
Lease Liabilities At Nominal Amount [Member] | Later than three years and not later than four years [member] | Soquimich Comercial S.A. [Member] | Compaa de Leasing Tattersall SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Nominal Amount [Member] | Later than three years and not later than four years [member] | SQM North America Corp. [Member] | Paces West LL [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	258
Lease Liabilities At Nominal Amount [Member] | Later than three years and not later than four years [member] | SQM North America Corp. [Member] | Hawkins Nunmber One LLC [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Nominal Amount [Member] | Later than three years and not later than four years [member] | SQM North America Corp. [Member] | Deep South Equipment Company [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Nominal Amount [Member] | Later than three years and not later than four years [member] | SQM North America Corp. [Member] | TennantSouth [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Nominal Amount [Member] | Later than three years and not later than four years [member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Onni Ensenada SA de CV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Nominal Amount [Member] | Later than three years and not later than four years [member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Nominal Amount [Member] | Later than three years and not later than four years [member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Nominal Amount [Member] | Later than three years and not later than four years [member] | SQM Europe N.V. [Member] | Straatsburgdok NV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	113
Lease Liabilities At Nominal Amount [Member] | Later than three years and not later than four years [member] | SQM Australia PTY [Member] | The trust Company Australia Pty Ltd [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Lease Liabilities At Nominal Amount [Member] | Later than three years and not later than four years [member] | SQM Australia PTY [Member] | Ausco Modular Pty Limited [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Nominal Amount [Member] | Later than three years and not later than four years [member] | SQM Australia PTY [Member] | Western Australian Land Authority [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	24,724
Lease Liabilities At Nominal Amount [Member] | Later than three years and not later than four years [member] | SQM Colombia S.A.S. [Member] | Mareauto Colombia S.A.S. [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Nominal Amount [Member] | Later than three years and not later than four years [member] | SQM Colombia S.A.S. [Member] | Renting Colombia S.A. [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Nominal Amount [Member] | Later than three years and not later than four years [member] | SQM Colombia S.A.S. [Member] | Renting Colombia S.a.One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Nominal Amount [Member] | Later than three years and not later than four years [member] | Orcoma Estudios SPA [Member] | Obispado de Iquique [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	41
Lease Liabilities At Nominal Amount [Member] | Later than three years and not later than four years [member] | Orcoma Estudios SPA [Member] | Comunidad Indgena Aymara Pueblo de Pisiga Choque [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Nominal Amount [Member] | Later than three years and not later than four years [member] | Orcoma Estudios SPA [Member] | Ruth del Carmen Cortez Maturana [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	14
Lease Liabilities At Amortized Cost Member [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	46,519	25,546
Lease Liabilities At Amortized Cost Member [Member] | SQM Salar SA [Member] | Empresa Constructora Contex Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	4,571	0
Lease Liabilities At Amortized Cost Member [Member] | SQM Salar SA [Member] | Maquinarias Industriales Astudillo Hermanos Ltda. [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,180
Lease Liabilities At Amortized Cost Member [Member] | SQM Salar SA [Member] | Transportes Construccin y Servicios Cribach Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Lease Liabilities At Amortized Cost Member [Member] | SQM Salar SA [Member] | SKM Industrial Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	330
Lease Liabilities At Amortized Cost Member [Member] | SQM Salar SA [Member] | MaquinariasIndustrialesAstudilloHermanosLtda.One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	539
Lease Liabilities At Amortized Cost Member [Member] | SQM Salar SA [Member] | Sociedad Inmobiliaria Amaru SpA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	97
Lease Liabilities At Amortized Cost Member [Member] | SQM Salar SA [Member] | MaquinariasIndustrialesAstudilloHermanosLtda.Two [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	100
Lease Liabilities At Amortized Cost Member [Member] | SQM Salar SA [Member] | Ameco Chile SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Lease Liabilities At Amortized Cost Member [Member] | SQM Industrial SA [Member] | El Trovador SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	11,988	13,462
Lease Liabilities At Amortized Cost Member [Member] | SQM Industrial SA [Member] | Sociedad Comercial Grandleasing Chile Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,115	1,796
Lease Liabilities At Amortized Cost Member [Member] | SQM Industrial SA [Member] | Jungheinrich Rentalif SPA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	209
Lease Liabilities At Amortized Cost Member [Member] | SQM Industrial SA [Member] | Technofast [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Amortized Cost Member [Member] | SQM Nitratos SA [Member] | Jungheinrich Rentalif SPA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	129
Lease Liabilities At Amortized Cost Member [Member] | SQM S.A. [Member] | Jungheinrich Rentalif SPA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	141
Lease Liabilities At Amortized Cost Member [Member] | Soquimich Comercial S.A. [Member] | Containers Operators S A [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Amortized Cost Member [Member] | Soquimich Comercial S.A. [Member] | SAAM Logistics SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Lease Liabilities At Amortized Cost Member [Member] | Soquimich Comercial S.A. [Member] | Muelles de Penco SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	96	259
Lease Liabilities At Amortized Cost Member [Member] | Soquimich Comercial S.A. [Member] | Muelles de Penco SA One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	103	278
Lease Liabilities At Amortized Cost Member [Member] | Soquimich Comercial S.A. [Member] | Inmobiliaria Chincui SPA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	3,107	3,621
Lease Liabilities At Amortized Cost Member [Member] | Soquimich Comercial S.A. [Member] | Compaa de Leasing Tattersall SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	559	0
Lease Liabilities At Amortized Cost Member [Member] | SQM North America Corp. [Member] | Paces West LL [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,117	1,298
Lease Liabilities At Amortized Cost Member [Member] | SQM North America Corp. [Member] | Hawkins Nunmber One LLC [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	217	338
Lease Liabilities At Amortized Cost Member [Member] | SQM North America Corp. [Member] | Deep South Equipment Company [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	6
Lease Liabilities At Amortized Cost Member [Member] | SQM North America Corp. [Member] | TennantSouth [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	3
Lease Liabilities At Amortized Cost Member [Member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Onni Ensenada SA de CV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,444	1,783
Lease Liabilities At Amortized Cost Member [Member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	63	133
Lease Liabilities At Amortized Cost Member [Member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	23	48
Lease Liabilities At Amortized Cost Member [Member] | SQM Europe N.V. [Member] | Straatsburgdok NV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,807	2,189
Lease Liabilities At Amortized Cost Member [Member] | SQM Australia PTY [Member] | The trust Company Australia Pty Ltd [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		11
Lease Liabilities At Amortized Cost Member [Member] | SQM Australia PTY [Member] | Ausco Modular Pty Limited [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	15
Lease Liabilities At Amortized Cost Member [Member] | SQM Australia PTY [Member] | Western Australian Land Authority [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	17,770
Lease Liabilities At Amortized Cost Member [Member] | SQM Colombia S.A.S. [Member] | Mareauto Colombia S.A.S. [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	6
Lease Liabilities At Amortized Cost Member [Member] | SQM Colombia S.A.S. [Member] | Renting Colombia S.A. [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	15
Lease Liabilities At Amortized Cost Member [Member] | SQM Colombia S.A.S. [Member] | Renting Colombia S.a.One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	21
Lease Liabilities At Amortized Cost Member [Member] | Orcoma Estudios SPA [Member] | Obispado de Iquique [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	45
Lease Liabilities At Amortized Cost Member [Member] | Orcoma Estudios SPA [Member] | Comunidad Indgena Aymara Pueblo de Pisiga Choque [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	8
Lease Liabilities At Amortized Cost Member [Member] | Orcoma Estudios SPA [Member] | Ruth del Carmen Cortez Maturana [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	25
Lease Liabilities At Amortized Cost Member [Member] | Later than one year and not later than two years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	13,938	8,362
Lease Liabilities At Amortized Cost Member [Member] | Later than one year and not later than two years [member] | SQM Salar SA [Member] | Empresa Constructora Contex Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	4,036	0
Lease Liabilities At Amortized Cost Member [Member] | Later than one year and not later than two years [member] | SQM Salar SA [Member] | Maquinarias Industriales Astudillo Hermanos Ltda. [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	754
Lease Liabilities At Amortized Cost Member [Member] | Later than one year and not later than two years [member] | SQM Salar SA [Member] | Transportes Construccin y Servicios Cribach Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Lease Liabilities At Amortized Cost Member [Member] | Later than one year and not later than two years [member] | SQM Salar SA [Member] | SKM Industrial Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	330
Lease Liabilities At Amortized Cost Member [Member] | Later than one year and not later than two years [member] | SQM Salar SA [Member] | MaquinariasIndustrialesAstudilloHermanosLtda.One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	365
Lease Liabilities At Amortized Cost Member [Member] | Later than one year and not later than two years [member] | SQM Salar SA [Member] | Sociedad Inmobiliaria Amaru SpA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	97
Lease Liabilities At Amortized Cost Member [Member] | Later than one year and not later than two years [member] | SQM Salar SA [Member] | MaquinariasIndustrialesAstudilloHermanosLtda.Two [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	57
Lease Liabilities At Amortized Cost Member [Member] | Later than one year and not later than two years [member] | SQM Salar SA [Member] | Ameco Chile SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Lease Liabilities At Amortized Cost Member [Member] | Later than one year and not later than two years [member] | SQM Industrial SA [Member] | El Trovador SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	3,086	2,993
Lease Liabilities At Amortized Cost Member [Member] | Later than one year and not later than two years [member] | SQM Industrial SA [Member] | Sociedad Comercial Grandleasing Chile Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,115	1,379
Lease Liabilities At Amortized Cost Member [Member] | Later than one year and not later than two years [member] | SQM Industrial SA [Member] | Jungheinrich Rentalif SPA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	209
Lease Liabilities At Amortized Cost Member [Member] | Later than one year and not later than two years [member] | SQM Industrial SA [Member] | Technofast [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Amortized Cost Member [Member] | Later than one year and not later than two years [member] | SQM Nitratos SA [Member] | Jungheinrich Rentalif SPA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	129
Lease Liabilities At Amortized Cost Member [Member] | Later than one year and not later than two years [member] | SQM S.A. [Member] | Jungheinrich Rentalif SPA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	141
Lease Liabilities At Amortized Cost Member [Member] | Later than one year and not later than two years [member] | Soquimich Comercial S.A. [Member] | Containers Operators S A [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Amortized Cost Member [Member] | Later than one year and not later than two years [member] | Soquimich Comercial S.A. [Member] | SAAM Logistics SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Lease Liabilities At Amortized Cost Member [Member] | Later than one year and not later than two years [member] | Soquimich Comercial S.A. [Member] | Muelles de Penco SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	96	163
Lease Liabilities At Amortized Cost Member [Member] | Later than one year and not later than two years [member] | Soquimich Comercial S.A. [Member] | Muelles de Penco SA One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	103	175
Lease Liabilities At Amortized Cost Member [Member] | Later than one year and not later than two years [member] | Soquimich Comercial S.A. [Member] | Inmobiliaria Chincui SPA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,082	1,047
Lease Liabilities At Amortized Cost Member [Member] | Later than one year and not later than two years [member] | Soquimich Comercial S.A. [Member] | Compaa de Leasing Tattersall SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	444	0
Lease Liabilities At Amortized Cost Member [Member] | Later than one year and not later than two years [member] | SQM North America Corp. [Member] | Paces West LL [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	403	377
Lease Liabilities At Amortized Cost Member [Member] | Later than one year and not later than two years [member] | SQM North America Corp. [Member] | Hawkins Nunmber One LLC [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	217	249
Lease Liabilities At Amortized Cost Member [Member] | Later than one year and not later than two years [member] | SQM North America Corp. [Member] | Deep South Equipment Company [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	6
Lease Liabilities At Amortized Cost Member [Member] | Later than one year and not later than two years [member] | SQM North America Corp. [Member] | TennantSouth [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	3
Lease Liabilities At Amortized Cost Member [Member] | Later than one year and not later than two years [member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Onni Ensenada SA de CV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	713	689
Lease Liabilities At Amortized Cost Member [Member] | Later than one year and not later than two years [member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	63	133
Lease Liabilities At Amortized Cost Member [Member] | Later than one year and not later than two years [member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	23	48
Lease Liabilities At Amortized Cost Member [Member] | Later than one year and not later than two years [member] | SQM Europe N.V. [Member] | Straatsburgdok NV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	807	768
Lease Liabilities At Amortized Cost Member [Member] | Later than one year and not later than two years [member] | SQM Australia PTY [Member] | The trust Company Australia Pty Ltd [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		11
Lease Liabilities At Amortized Cost Member [Member] | Later than one year and not later than two years [member] | SQM Australia PTY [Member] | Ausco Modular Pty Limited [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	15
Lease Liabilities At Amortized Cost Member [Member] | Later than one year and not later than two years [member] | SQM Australia PTY [Member] | Western Australian Land Authority [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	86
Lease Liabilities At Amortized Cost Member [Member] | Later than one year and not later than two years [member] | SQM Colombia S.A.S. [Member] | Mareauto Colombia S.A.S. [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	6
Lease Liabilities At Amortized Cost Member [Member] | Later than one year and not later than two years [member] | SQM Colombia S.A.S. [Member] | Renting Colombia S.A. [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	15
Lease Liabilities At Amortized Cost Member [Member] | Later than one year and not later than two years [member] | SQM Colombia S.A.S. [Member] | Renting Colombia S.a.One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	21
Lease Liabilities At Amortized Cost Member [Member] | Later than one year and not later than two years [member] | Orcoma Estudios SPA [Member] | Obispado de Iquique [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	5
Lease Liabilities At Amortized Cost Member [Member] | Later than one year and not later than two years [member] | Orcoma Estudios SPA [Member] | Comunidad Indgena Aymara Pueblo de Pisiga Choque [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	8
Lease Liabilities At Amortized Cost Member [Member] | Later than one year and not later than two years [member] | Orcoma Estudios SPA [Member] | Ruth del Carmen Cortez Maturana [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	5
Lease Liabilities At Amortized Cost Member [Member] | Later than two years and not later than three years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	11,663	10,329
Lease Liabilities At Amortized Cost Member [Member] | Later than two years and not later than three years [member] | SQM Salar SA [Member] | Empresa Constructora Contex Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	535	0
Lease Liabilities At Amortized Cost Member [Member] | Later than two years and not later than three years [member] | SQM Salar SA [Member] | Maquinarias Industriales Astudillo Hermanos Ltda. [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	426
Lease Liabilities At Amortized Cost Member [Member] | Later than two years and not later than three years [member] | SQM Salar SA [Member] | Transportes Construccin y Servicios Cribach Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Lease Liabilities At Amortized Cost Member [Member] | Later than two years and not later than three years [member] | SQM Salar SA [Member] | SKM Industrial Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Amortized Cost Member [Member] | Later than two years and not later than three years [member] | SQM Salar SA [Member] | MaquinariasIndustrialesAstudilloHermanosLtda.One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	174
Lease Liabilities At Amortized Cost Member [Member] | Later than two years and not later than three years [member] | SQM Salar SA [Member] | Sociedad Inmobiliaria Amaru SpA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Amortized Cost Member [Member] | Later than two years and not later than three years [member] | SQM Salar SA [Member] | MaquinariasIndustrialesAstudilloHermanosLtda.Two [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	43
Lease Liabilities At Amortized Cost Member [Member] | Later than two years and not later than three years [member] | SQM Salar SA [Member] | Ameco Chile SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Lease Liabilities At Amortized Cost Member [Member] | Later than two years and not later than three years [member] | SQM Industrial SA [Member] | El Trovador SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	4,997	4,847
Lease Liabilities At Amortized Cost Member [Member] | Later than two years and not later than three years [member] | SQM Industrial SA [Member] | Sociedad Comercial Grandleasing Chile Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	417
Lease Liabilities At Amortized Cost Member [Member] | Later than two years and not later than three years [member] | SQM Industrial SA [Member] | Jungheinrich Rentalif SPA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Amortized Cost Member [Member] | Later than two years and not later than three years [member] | SQM Industrial SA [Member] | Technofast [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Amortized Cost Member [Member] | Later than two years and not later than three years [member] | SQM Nitratos SA [Member] | Jungheinrich Rentalif SPA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Amortized Cost Member [Member] | Later than two years and not later than three years [member] | SQM S.A. [Member] | Jungheinrich Rentalif SPA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Amortized Cost Member [Member] | Later than two years and not later than three years [member] | Soquimich Comercial S.A. [Member] | Containers Operators S A [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Amortized Cost Member [Member] | Later than two years and not later than three years [member] | Soquimich Comercial S.A. [Member] | SAAM Logistics SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Lease Liabilities At Amortized Cost Member [Member] | Later than two years and not later than three years [member] | Soquimich Comercial S.A. [Member] | Muelles de Penco SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	96
Lease Liabilities At Amortized Cost Member [Member] | Later than two years and not later than three years [member] | Soquimich Comercial S.A. [Member] | Muelles de Penco SA One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	103
Lease Liabilities At Amortized Cost Member [Member] | Later than two years and not later than three years [member] | Soquimich Comercial S.A. [Member] | Inmobiliaria Chincui SPA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,766	1,707
Lease Liabilities At Amortized Cost Member [Member] | Later than two years and not later than three years [member] | Soquimich Comercial S.A. [Member] | Compaa de Leasing Tattersall SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	115	0
Lease Liabilities At Amortized Cost Member [Member] | Later than two years and not later than three years [member] | SQM North America Corp. [Member] | Paces West LL [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	714	668
Lease Liabilities At Amortized Cost Member [Member] | Later than two years and not later than three years [member] | SQM North America Corp. [Member] | Hawkins Nunmber One LLC [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	89
Lease Liabilities At Amortized Cost Member [Member] | Later than two years and not later than three years [member] | SQM North America Corp. [Member] | Deep South Equipment Company [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Amortized Cost Member [Member] | Later than two years and not later than three years [member] | SQM North America Corp. [Member] | TennantSouth [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Amortized Cost Member [Member] | Later than two years and not later than three years [member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Onni Ensenada SA de CV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	731	1,094
Lease Liabilities At Amortized Cost Member [Member] | Later than two years and not later than three years [member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Amortized Cost Member [Member] | Later than two years and not later than three years [member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Amortized Cost Member [Member] | Later than two years and not later than three years [member] | SQM Europe N.V. [Member] | Straatsburgdok NV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,000	1,308
Lease Liabilities At Amortized Cost Member [Member] | Later than two years and not later than three years [member] | SQM Australia PTY [Member] | The trust Company Australia Pty Ltd [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Lease Liabilities At Amortized Cost Member [Member] | Later than two years and not later than three years [member] | SQM Australia PTY [Member] | Ausco Modular Pty Limited [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Amortized Cost Member [Member] | Later than two years and not later than three years [member] | SQM Australia PTY [Member] | Western Australian Land Authority [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,146
Lease Liabilities At Amortized Cost Member [Member] | Later than two years and not later than three years [member] | SQM Colombia S.A.S. [Member] | Mareauto Colombia S.A.S. [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Amortized Cost Member [Member] | Later than two years and not later than three years [member] | SQM Colombia S.A.S. [Member] | Renting Colombia S.A. [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Amortized Cost Member [Member] | Later than two years and not later than three years [member] | SQM Colombia S.A.S. [Member] | Renting Colombia S.a.One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Amortized Cost Member [Member] | Later than two years and not later than three years [member] | Orcoma Estudios SPA [Member] | Obispado de Iquique [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	8
Lease Liabilities At Amortized Cost Member [Member] | Later than two years and not later than three years [member] | Orcoma Estudios SPA [Member] | Comunidad Indgena Aymara Pueblo de Pisiga Choque [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Amortized Cost Member [Member] | Later than two years and not later than three years [member] | Orcoma Estudios SPA [Member] | Ruth del Carmen Cortez Maturana [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	8
Lease Liabilities At Amortized Cost Member [Member] | Later than three years and not later than four years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	20,918	6,855
Lease Liabilities At Amortized Cost Member [Member] | Later than three years and not later than four years [member] | SQM Salar SA [Member] | Empresa Constructora Contex Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Amortized Cost Member [Member] | Later than three years and not later than four years [member] | SQM Salar SA [Member] | Maquinarias Industriales Astudillo Hermanos Ltda. [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Amortized Cost Member [Member] | Later than three years and not later than four years [member] | SQM Salar SA [Member] | Transportes Construccin y Servicios Cribach Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Lease Liabilities At Amortized Cost Member [Member] | Later than three years and not later than four years [member] | SQM Salar SA [Member] | SKM Industrial Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Amortized Cost Member [Member] | Later than three years and not later than four years [member] | SQM Salar SA [Member] | MaquinariasIndustrialesAstudilloHermanosLtda.One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Amortized Cost Member [Member] | Later than three years and not later than four years [member] | SQM Salar SA [Member] | Sociedad Inmobiliaria Amaru SpA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Amortized Cost Member [Member] | Later than three years and not later than four years [member] | SQM Salar SA [Member] | MaquinariasIndustrialesAstudilloHermanosLtda.Two [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Amortized Cost Member [Member] | Later than three years and not later than four years [member] | SQM Salar SA [Member] | Ameco Chile SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Lease Liabilities At Amortized Cost Member [Member] | Later than three years and not later than four years [member] | SQM Industrial SA [Member] | El Trovador SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	3,905	5,622
Lease Liabilities At Amortized Cost Member [Member] | Later than three years and not later than four years [member] | SQM Industrial SA [Member] | Sociedad Comercial Grandleasing Chile Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Amortized Cost Member [Member] | Later than three years and not later than four years [member] | SQM Industrial SA [Member] | Jungheinrich Rentalif SPA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Amortized Cost Member [Member] | Later than three years and not later than four years [member] | SQM Industrial SA [Member] | Technofast [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Amortized Cost Member [Member] | Later than three years and not later than four years [member] | SQM Nitratos SA [Member] | Jungheinrich Rentalif SPA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Amortized Cost Member [Member] | Later than three years and not later than four years [member] | SQM S.A. [Member] | Jungheinrich Rentalif SPA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Amortized Cost Member [Member] | Later than three years and not later than four years [member] | Soquimich Comercial S.A. [Member] | Containers Operators S A [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Amortized Cost Member [Member] | Later than three years and not later than four years [member] | Soquimich Comercial S.A. [Member] | SAAM Logistics SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Lease Liabilities At Amortized Cost Member [Member] | Later than three years and not later than four years [member] | Soquimich Comercial S.A. [Member] | Muelles de Penco SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Amortized Cost Member [Member] | Later than three years and not later than four years [member] | Soquimich Comercial S.A. [Member] | Muelles de Penco SA One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Amortized Cost Member [Member] | Later than three years and not later than four years [member] | Soquimich Comercial S.A. [Member] | Inmobiliaria Chincui SPA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	259	867
Lease Liabilities At Amortized Cost Member [Member] | Later than three years and not later than four years [member] | Soquimich Comercial S.A. [Member] | Compaa de Leasing Tattersall SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Amortized Cost Member [Member] | Later than three years and not later than four years [member] | SQM North America Corp. [Member] | Paces West LL [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	253
Lease Liabilities At Amortized Cost Member [Member] | Later than three years and not later than four years [member] | SQM North America Corp. [Member] | Hawkins Nunmber One LLC [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Amortized Cost Member [Member] | Later than three years and not later than four years [member] | SQM North America Corp. [Member] | Deep South Equipment Company [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Amortized Cost Member [Member] | Later than three years and not later than four years [member] | SQM North America Corp. [Member] | TennantSouth [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Amortized Cost Member [Member] | Later than three years and not later than four years [member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Onni Ensenada SA de CV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Amortized Cost Member [Member] | Later than three years and not later than four years [member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Amortized Cost Member [Member] | Later than three years and not later than four years [member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Lease Liabilities At Amortized Cost Member [Member] | Later than three years and not later than four years [member] | SQM Europe N.V. [Member] | Straatsburgdok NV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	113
Lease Liabilities At Amortized Cost Member [Member] | Later than three years and not later than four years [member] | SQM Australia PTY [Member] | The trust Company Australia Pty Ltd [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		$ 0
Lease Liabilities At Amortized Cost Member [Member] | Later than three years and not later than four years [member] | SQM Australia PTY [Member] | Ausco Modular Pty Limited [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Amortized Cost Member [Member] | Later than three years and not later than four years [member] | SQM Australia PTY [Member] | Western Australian Land Authority [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	16,710
Lease Liabilities At Amortized Cost Member [Member] | Later than three years and not later than four years [member] | SQM Colombia S.A.S. [Member] | Mareauto Colombia S.A.S. [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Amortized Cost Member [Member] | Later than three years and not later than four years [member] | SQM Colombia S.A.S. [Member] | Renting Colombia S.A. [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Amortized Cost Member [Member] | Later than three years and not later than four years [member] | SQM Colombia S.A.S. [Member] | Renting Colombia S.a.One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Amortized Cost Member [Member] | Later than three years and not later than four years [member] | Orcoma Estudios SPA [Member] | Obispado de Iquique [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	32
Lease Liabilities At Amortized Cost Member [Member] | Later than three years and not later than four years [member] | Orcoma Estudios SPA [Member] | Comunidad Indgena Aymara Pueblo de Pisiga Choque [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Lease Liabilities At Amortized Cost Member [Member] | Later than three years and not later than four years [member] | Orcoma Estudios SPA [Member] | Ruth del Carmen Cortez Maturana [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 12